Segment reporting	12 Months Ended
Dec. 31, 2019
Segment reporting
Segment reporting

19.         Segment reporting

The Company operates from the Netherlands, Belgium, the United States of America and Japan. Revenues are invoiced by the subsidiary in Belgium and are generated by clients geographically located as shown in the table below.

	Revenue from external customers
	Year ended
	December 31,
(in thousands of €)	2019		2018	2017
Netherlands	€		€470	€628
Belgium		1,498	—	—
Denmark		436	1,136	6,240
Switzerland		40,593	912	2,486
United States		—	—	1
Luxembourg		27,256	18,964	27,060
Total		€69,783	€21,482	€36,415

Information about major clients:

The Company received €69.8 million of revenue from its external customers in the year ended December 31, 2019 compared to €21.5 million over the same period in 2018, of which €40.6 million came from the Company’s largest client, €27.3 million from its second largest client and €1.5 million from its third largest client, compared to respectively €19.0 million, €1.1 million and €0.9 million in the year ended December 31, 2018. For a detailed description of our key collaborations, see note 17.

The non-current assets of the Company are geographically located as shown in the table below:

	Non-current assets
	Year ended
	December 31,
(in thousands of €)	2019	2018	2017
Netherlands	€1	€1	€1
Belgium	56,777	5,967	4,103
United States	3,058	47	—
Japan	284	—	—
Total	€60,120	€6,015	€4,104